Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000249041 [Member]
Shareholder Report [Line Items]
Fund Name	Draco Evolution AI ETF
Class Name	Draco Evolution AI ETF
Trading Symbol	DRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Draco Evolution AI ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://draietf.com/etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://draietf.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://draietf.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Net Assets	$ 21,600,397
Holdings Count | holding	10
Advisory Fees Paid, Amount	$ 73,666
Investment Company, Portfolio Turnover	794.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,600,397	Advisory Fees	$73,666
# of Portfolio Holdings	10	Portfolio Turnover Rate*	794%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	35.7%
Levered Equity ETFs	34.4%
Commodity ETFs	21.0%
Cash and Cash Equivalents	8.9%

TOP HOLDINGS (as a % of Net Assets)
iShares Gold Trust	21.0%
ProShares UltraPro QQQ	14.7%
Direxion Daily S&P 500 Bull 3X	14.6%
iShares iBoxx $ High Yield Corporate Bond ETF	11.9%
iShares 7-10 Year Treasury Bond ETF	11.9%
Vanguard Total Bond Market ETF	11.9%
Direxion Daily Semiconductors Bull 3x Shares	1.7%
Direxion Daily Small Cap Bull 3X Shares	1.6%
ProShares UltraPro Dow30	1.6%